Leases (Details) - Schedule of Operating Lease Expenses - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease Expenses [Abstract]
Lease expenses	$ 51,384		$ 37,713
Lease expenses – short term	4,350	3,955	26,000	19,100
Total operating lease cost	$ 55,734	$ 3,955	$ 63,713	$ 19,100